NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Financial Liabilities by Type (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 10,112
Business combination	2,916
Increase	12
Fair value of embedded derivatives	0
Amortized cost	0
Conversion	0
Extinguishment of conditional advance	0
Repayment	(1,282)	€ 0
FX rate impact	(3)
Liabilities arising from financing activities at end of period	11,753
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0
Business combination	0
Increase	0
Fair value of embedded derivatives
Amortized cost
Conversion
Extinguishment of conditional advance
Repayment	0
FX rate impact
Liabilities arising from financing activities at end of period	0
Conditional advances
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0
Business combination	603
Increase	0
Fair value of embedded derivatives
Amortized cost
Conversion
Extinguishment of conditional advance
Repayment	0
FX rate impact
Liabilities arising from financing activities at end of period	603
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	10,071
Business combination	2,313
Increase	12
Fair value of embedded derivatives
Amortized cost
Conversion
Extinguishment of conditional advance
Repayment	(1,243)
FX rate impact
Liabilities arising from financing activities at end of period	11,153
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	41
Business combination
Increase	0
Fair value of embedded derivatives
Amortized cost
Conversion
Extinguishment of conditional advance
Repayment	(39)
FX rate impact	(3)
Liabilities arising from financing activities at end of period	€ (1)